Other costs and other income - Other costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other costs [Abstract]
Care and maintenance	R (1,378)	R (794)	R (737)
Loss due to dilution of interest in joint operation	0	0	(4)
Non-recurring COVID-19 costs	0	0	(3)
Corporate and social investment costs	(149)	(237)	(288)
Cost incurred on employee and community trusts	(469)	(429)	(744)
Onerous contract provision	1,865	0	0
Exploration costs	(183)	(12)	(12)
Non-mining royalties	(84)	(235)	(327)
Strike related costs	(3)	(258)	0
Service entity costs	(366)	(569)	(534)
Loss on deconsolidation of a subsidiary	0	(309)	0
Other	(1,361)	(836)	(369)
Total other costs	R (5,858)	R (3,679)	R (3,018)